Income Before Income Taxes for Domestic and Foreign Entities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Cayman	$ (5,305)	$ (17,082)	$ (39,449)
Non-Cayman	112,714	78,130	252,027
Income before taxes	$ 107,409	$ 61,048	$ 212,578